CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,435	$ 5,270
Federal funds sold	5,288	16,810
Cash equivalents and federal funds sold	10,723	22,080
Securities available for sale	24,852	33,843
Other investment securities	2,259	2,260
Total loans	234,873	230,658
Allowance for loan losses	(3,779)	(3,198)
Loans, net	231,094	227,460
Premises and equipment, net	7,406	7,637
Accrued interest receivable	1,275	1,288
Other assets	10,170	9,835
Total assets	287,779	304,403
LIABILITIES
Noninterest-bearing demand	38,189	33,399
Interest-bearing demand	103,774	101,620
Savings and time deposits	86,918	97,460
Time deposits $100,000 and greater	30,247	44,765
Total deposits	259,128	277,244
Accrued interest payable	106	192
Other liabilities	1,546	2,578
Total liabilities	260,780	280,014
SHAREHOLDERS' EQUITY
Common stock, no par value; 4,000,000 shares authorized, 1,186,638 shares issued in 2011 and 1,182,888 issued in 2010	11,621	11,440
Retained earnings	16,058	13,936
Unearned compensation	(76)	(36)
Deferred compensation plan shares; at cost, 41,606 shares in 2011 and 35,467 shares in 2010	(717)	(626)
Treasury stock; 23,913 shares in 2011 and 31,543 shares in 2010	(654)	(862)
Accumulated other comprehensive income	767	537
Total shareholders' equity	26,999	24,389
Total liabilities and shareholders' equity	$ 287,779	$ 304,403